LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Severance pay funds (see Note 15)	$ 9,909	$ 10,015
Long-term interest bearing bank deposit	12,500
Others	3,215	1,722
Long-term investments, total	$ 25,624	$ 11,737